Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 904	$ 802
2034 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	2
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	221	221
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	558	579
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 123	$ 0